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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.):   [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Financial Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                     Fairfield, Ohio       May 12, 2008
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.   Name
---   --------   ----
01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company
05    28-12741   The Cincinnati Specialty Underwriters Insurance Company


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 0
Form 13F Information Table Entry Total:          33
Form 13F Information Table Value Total    1,744,880
                                          (thousands)

List of Other Included Managers: None


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
                             COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
                         ---------------  ---------  ---------  ---------------  ----------  --------  ------------------------
                                                                  SHARES/   SH/  INVESTMENT
        ISSUER           TITLE OF CLASS     CUSIP    FMV (000)   PRINCIPAL  PRN      DIS     OTH MGRS     SOLE     SHARED  NONE
-----------------------  ---------------  ---------  ---------  ----------  ---  ----------  --------  ----------  ------  ----
AGL RESOURCES            COMMON           001204106     12,843     374,200   SH  SOLE                     374,200    --     --
ARTHUR J GALLAGHER       COMMON           363576109        472      20,000   SH  SOLE                      20,000    --     --
BB & T CORP              COMMON           054937107      7,214     225,000   SH  SOLE                     225,000    --     --
CHEVRON CORPORATION      COMMON           166764100     28,340     332,000   SH  SOLE                     332,000    --     --
CONOCOPHILLIPS           COMMON           20825C104      7,621     100,000   SH  SOLE                     100,000    --     --
DUKE ENERGY CORP         COMMON           26441C105     22,420   1,256,000   SH  SOLE                   1,256,000    --     --
EQUITY RESIDENTIAL       CONVERTIBLE DEB  26884AAV5      1,769   1,850,000  PRN  SOLE                          --    --     --
EXXON MOBIL CORPORATION  COMMON           30231G102     93,720   1,108,060   SH  SOLE                   1,108,060    --     --
FIFTH THIRD BANCORP      COMMON           316773100    568,681  27,183,604   SH  SOLE                  27,183,604    --     --
FIRST FINANCIAL BANCORP  COMMON           320209109     14,403   1,070,818   SH  SOLE                   1,070,818    --     --
FORTUNE BRANDS INC       COMMON           349631101     45,369     652,792   SH  SOLE                     652,792    --     --
GENERAL ELECTRIC CO      COMMON           369604103     44,412   1,200,000   SH  SOLE                   1,200,000    --     --
GENUINE PARTS CO         COMMON           372460105     31,090     773,000   SH  SOLE                     773,000    --     --
HUNTINGTON BANCSHARES
   INC                   COMMON           446150104     51,079   4,751,508   SH  SOLE                   4,751,508    --     --
JOHNSON & JOHNSON        COMMON           478160104     84,325   1,299,915   SH  SOLE                   1,299,915    --     --
LINCOLN NATIONAL CORP    COMMON           534187109      6,103     117,361   SH  SOLE                     117,361    --     --
LINEAR TECHNOLOGY CORP   COMMON           535678106     24,374     794,200   SH  SOLE                     794,200    --     --
MEDTRONIC INC            CONVERTIBLE DEB  585055AM8      2,473   2,350,000  PRN  SOLE                          --    --     --
MEDTRONIC INC            COMMON           585055106     33,363     689,750   SH  SOLE                     689,750    --     --
MICROCHIP TECHNOLOGY
   INC                   COMMON           595017104     19,965     610,000   SH  SOLE                     610,000    --     --
MICROSOFT CORP           COMMON           594918104     22,278     785,000   SH  SOLE                     785,000    --     --
PEOPLES COMMUNITY
   BANCORP               COMMON           71086E107        425     100,000   SH  SOLE                     100,000    --     --
PEPSICO INC              COMMON           713448108      8,989     124,500   SH  SOLE                     124,500    --     --
PFIZER INC               COMMON           717081103     48,170   2,301,500   SH  SOLE                   2,301,500    --     --
PIEDMONT NATURAL GAS     COMMON           720186105     69,022   2,628,400   SH  SOLE                   2,628,400    --     --
PNC FINANCIAL SERVICES
   GROUP                 COMMON           693475105    173,826   2,651,000   SH  SOLE                   2,651,000    --     --
PROCTER & GAMBLE
   CORPORATION           COMMON           742718109     88,088   1,257,140   SH  SOLE                   1,257,140    --     --
SPECTRA ENERGY CORP      COMMON           847560109      1,775      78,000   SH  SOLE                      78,000    --     --
SYSCO CORP               COMMON           871829107     13,581     468,000   SH  SOLE                     468,000    --     --
U S BANCORP              COMMON           902973304    138,770   4,288,326   SH  SOLE                   4,288,326    --     --
WACHOVIA CORP            COMMON           929903102     32,662   1,209,700   SH  SOLE                   1,209,700    --     --
WELLS FARGO & CO         COMMON           949746101     30,555   1,050,000   SH  SOLE                   1,050,000    --     --
WYETH                    COMMON           983024100     16,704     400,000   SH  SOLE                     400,000    --     --
                                                     1,744,880



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